Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Net income attributable to Changyou.com Limited	$ 84,332	$ 108,834	$ 144,947
Net income	84,332	108,834	144,947
Ordinary shares [Member]
Numerator:
Net income attributable to Changyou.com Limited	84,332	108,834	144,947
Net income	84,332	108,834	144,947
Numerator for diluted earnings per share	$ 84,332	$ 108,838	$ 144,936
Denominator:
Weighted average number of ordinary shares outstanding-basic	106,170	105,188	104,560
Incremental shares from treasury stock method	1,066	1,382	1,718
Weighted average number of ordinary shares outstanding-diluted	107,236	106,570	106,278
Basic net income per share (in US dollars per share)	$ 0.79	$ 1.03	$ 1.39
Diluted net income per share (in US dollars per share)	$ 0.79	$ 1.02	$ 1.36